Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 10.0%
Diversified Telecommunication Services 0.3%
Space Exploration Technologies Corp. “A”* (a)	67,649	7,331,122
Entertainment 0.3%
ROBLOX Corp. “A”*	160,202	5,703,191
Interactive Media & Services 9.4%
Alphabet, Inc. “A”	245,370	87,383,618
Alphabet, Inc. “C”	196,364	70,033,221
Meta Platforms, Inc. “A”	104,905	58,401,663
		215,818,502
Consumer Discretionary 1.1%
Automobiles 0.5%
BYD Co., Ltd. “H”	915,000	10,997,198
Broadline Retail 0.3%
MercadoLibre, Inc.*	4,091	7,682,693
Hotels, Restaurants & Leisure 0.3%
Airbnb, Inc. “A”*	46,694	7,075,075
Financials 0.5%
Financial Services
Mastercard, Inc. “A”	19,585	11,224,163
Health Care 0.9%
Biotechnology 0.4%
Natera, Inc.*	34,763	9,308,141
Pharmaceuticals 0.5%
Eli Lilly & Co.	10,537	12,105,327
Industrials 3.5%
Aerospace & Defense 1.3%
Axon Enterprise, Inc.*	14,509	7,657,270
BWX Technologies, Inc.	96,921	16,350,573
Voyager Technologies, Inc. “A”* (a)	241,004	5,911,828
		29,919,671
Construction & Engineering 1.1%
Quanta Services, Inc.	35,760	23,864,793
Electrical Equipment 0.6%
Bloom Energy Corp. “A”*	70,733	14,557,559

Ground Transportation 0.5%
Uber Technologies, Inc.*	169,166	11,902,520
Information Technology 83.4%
Communications Equipment 4.7%
Arista Networks, Inc.*	233,494	42,110,643
Ciena Corp.*	94,509	35,634,618
Motorola Solutions, Inc.	68,260	29,744,295
		107,489,556
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp. “A”	285,395	45,862,977
Fabrinet*	13,888	6,046,974
		51,909,951
IT Services 5.7%
Cloudflare, Inc. “A”*	143,697	40,088,589
MongoDB, Inc.*	83,727	28,256,188
Shopify, Inc. “A”*	250,697	29,369,154
Snowflake, Inc.*	111,898	32,817,445
		130,531,376
Semiconductors & Semiconductor Equipment 43.0%
Advanced Micro Devices, Inc.*	238,117	113,379,410
Analog Devices, Inc.	99,982	36,734,387
Applied Materials, Inc.	65,527	33,266,092
ASML Holding NV (Registered)	23,505	38,289,645
BE Semiconductor Industries NV	49,991	11,488,563
Broadcom, Inc.	466,237	181,496,739
Credo Technology Group Holding Ltd.*	41,796	8,651,354
Impinj, Inc.*	64,436	9,753,033
Intel Corp.*	578,674	52,196,395
KLA Corp.	212,570	38,862,047
Lam Research Corp.	215,217	63,062,885
MACOM Technology Solutions Holdings, Inc.*	83,034	20,878,069
Marvell Technology, Inc.	219,174	41,108,275
Micron Technology, Inc.	98,544	81,104,668
NVIDIA Corp.	1,038,376	208,453,982
ON Semiconductor Corp.*	225,398	18,394,731
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	81,563	32,971,843
		990,092,118
Software 15.2%
Cadence Design Systems, Inc.*	114,358	38,884,007
Crowdstrike Holdings, Inc. “A”*	241,787	46,147,467
Dynatrace, Inc.*	250,809	11,115,855
Guidewire Software, Inc.*	84,007	12,764,024
JFrog Ltd.*	161,705	12,902,442
Microsoft Corp.	327,969	152,413,754
Palantir Technologies, Inc. “A”*	136,392	16,784,399
Rubrik, Inc. “A”*	130,894	9,471,490
ServiceNow, Inc.*	239,250	26,611,777
Synopsys, Inc.*	60,220	23,411,127
		350,506,342
Technology Hardware, Storage & Peripherals 12.6%
Apple, Inc.	723,680	223,551,989

Sandisk Corp.*	20,834	25,309,768
Seagate Technology Holdings PLC	46,866	40,123,389
		288,985,146
Total Common Stocks (Cost $914,974,193)		2,287,004,444

Other Investments 0.0%
Information Technology 0.0%
Software
Adams Capital Management LP (3.6% limited partnership interest)* (b) (Cost $1,863,749)	—	28,338

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c) (d) (Cost $7,071,500)	7,071,500	7,071,500

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.7% (c) (Cost $16,582,425)	16,582,425	16,582,425

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $940,491,867)	100.4	2,310,686,707
Other Assets and Liabilities, Net	(0.4)	(9,610,191)
Net Assets	100.0	2,301,076,516
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c) (d)
3,698,300	3,373,200 (e)	—	—	—	13,602	—	7,071,500	7,071,500
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.7% (c)
26,444,892	312,684,859	322,547,326	—	—	537,812	—	16,582,425	16,582,425
30,143,192	316,058,059	322,547,326	—	—	551,414	—	23,653,925	23,653,925

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $11,010,368, which is 0.5% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	28,338	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,227,206.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$228,852,815	$—	$—	$228,852,815
Consumer Discretionary	14,757,768	10,997,198	—	25,754,966
Financials	11,224,163	—	—	11,224,163
Health Care	21,413,468	—	—	21,413,468
Industrials	80,244,543	—	—	80,244,543
Information Technology	1,908,025,926	11,488,563	—	1,919,514,489
Other Investments (a)	—	—	—	28,338
Short-Term Investments (b)	23,653,925	—	—	23,653,925
Total	$2,288,172,608	$22,485,761	$—	$2,310,686,707

(a)	Investments measured at NAV as a practical expedient.
(b)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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